Equity-Based Compensation - Summarizes information regarding UARs granted (Details) - Vacasa Holdings LLC - Unit Appreciation Rights ("UARs") - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of UARs granted (000s)	821	2,451	4,988
Weighted average grant-date fair value per UAR		$ 0.16	$ 0.04